GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL.
Schedule of company's goodwill

As at January 1, 2023	31,662
Effect of Movement in exchange rates	259
As at December 31, 2023	31,921

Effect of movements in exchange rates	801
As at December 31, 2024	32,722